Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 31, 2013 Lower Limit Contract	Dec. 31, 2013 Upper Limit	Dec. 31, 2013 Primary Obligations Operating Leases	Dec. 31, 2013 Consolidated Subsidiaries Non Recourse to Parent Primary Obligations Operating Leases	Dec. 31, 2013 Secondarily Liable CTF Entity Variable Interest Entity, Not Primary Beneficiary
Operating Leased Assets [Line Items]
Leases, initial terms				20 years
Number of lease renewal options			1
Renewal option period			5 years	10 years
Obligations of consolidated subsidiaries					$ 1,154	$ 264	$ 4
Capital leases, total minimum lease payments	53
Present value of net minimum lease payments associated with capital leases	51	50
Other current liabilities (liabilities held-for-sale)	46	0
Capital leases, future minimum payments due, remainder of fiscal year	$ 5